Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate	$ 891	$ 941	$ 956
Real estate	(70)	(74)	(113)
Gross profit	821	867	843
General and administrative	(440)	(271)	(276)
Net income from discontinued operations	$ 381	$ 596	$ 567